Schedule of property and equipment (Details)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Property, Plant and Equipment [Line Items]
Total	$ 744,190	$ 971,528	$ 762,732
Less: accumulated depreciation	(524,687)	(684,970)	(529,423)
Net book value	219,503	286,558	233,309
Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	569,030	742,860	571,691
Computer and Software [Member]
Property, Plant and Equipment [Line Items]
Total	72,186	94,238	68,674
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	6,948	9,070	4,046
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	5,124	6,689	6,688
Renovation [Member]
Property, Plant and Equipment [Line Items]
Total	90,237	117,803	111,633
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total	$ 665	$ 868